General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Breakdown of General and Administrative Expenses

	2023	2022	2021
	€	€	€
Personnel expenses (Note 5)	(13,314,359)	(13,484,996)	(7,033,913)
Consulting fees	(602,110)	(898,435)	(757,233)
Professional fees	(4,689,462)	(3,972,771)	(2,868,684)
Accounting, tax and auditing fees	(2,029,554)	(1,652,995)	(1,306,714)
Insurance, facilities and office expenses	(6,031,513)	(6,443,709)	(5,648,763)
Travel expenses	(1,797,588)	(1,105,961)	(143,582)
Other expenses	(2,874,004)	(1,780,167)	(590,571)
	(31,338,590)	(29,339,034)	(18,349,460)